Seward & Kissel LLP
1200 G Street, N.W.
Suite 350
Washington, D.C. 20005

Telephone: (202) 737-8833
Facsimile:  (202) 737-5184

February 26, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	JETS Exchange-Traded Trust – JETS Dow Jones Islamic Market International Index Fund
File Nos. 333-156024 and 811-22125

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), we are filing Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 3 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of JETS Exchange-Traded Trust (the “Trust”).  We are making this filing to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13, 2009).

Disclosure other than that described above contained in the Trust’s prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission.

Please direct any comments or questions to Bibb L. Strench or the undersigned at the above referenced number.

Sincerely,

/s/ B. Kyle Park
B. Kyle Park

Attachment
cc:           Bibb L. Strench